UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Australia — 12.1%

ASX, Ltd.(1)	64,465	$2,207,444
Orica, Ltd.(1)	161,878	1,499,718
Rio Tinto, Ltd.(1)	48,691	1,676,770
Wesfarmers, Ltd.(1)	63,676	1,917,795
Woodside Petroleum, Ltd.(1)	84,070	1,704,122
Woolworths, Ltd.(1)	100,568	1,578,926

		10,584,775

Bermuda — 3.1%

GOME Electrical Appliances Holding, Ltd.(1)	11,554,014	1,366,271
Li & Fung, Ltd.(1)	2,734,000	1,334,669
Peace Mark Holdings, Ltd.†(2)(3)	800,000	0

		2,700,940

Brazil — 6.1%

CCR SA	562,800	2,943,386
Telefonica Brasil SA (preference shares)	174,678	2,392,626

		5,336,012

Cayman Islands — 7.2%

Belle International Holdings, Ltd.(1)	2,082,000	1,229,836
Country Garden Holdings Co., Ltd.(1)	5,193,000	2,190,592
Shimao Property Holdings, Ltd.(1)	1,202,731	1,524,954
Zhen Ding Technology Holding, Ltd.(1)	741,000	1,339,745

		6,285,127

China — 8.6%

China Shenhua Energy Co., Ltd., Class H(1)	1,092,500	2,019,423
China Vanke Co., Ltd.(1)	836,700	1,656,214
Great Wall Motor Co., Ltd.(1)	1,772,663	1,479,661
Huaneng Power International, Inc.(1)	1,550,000	960,284
Jiangxi Copper Co., Ltd.(1)	1,283,000	1,440,882

		7,556,464

Finland — 1.9%

Metso Oyj(1)	71,361	1,686,175

France — 9.8%

Casino Guichard Perrachon SA(1)	32,388	1,809,794
Rexel SA(1)	129,430	1,634,059
Schneider Electric SE(1)	29,990	1,774,843
Technip SA(1)	35,601	1,936,240
Vivendi SA(1)	73,897	1,400,138

		8,555,074

Germany — 2.1%

Deutsche Post AG(1)	66,953	1,869,233

Hong Kong — 1.3%

Lenovo Group, Ltd.(1)	1,930,000	1,166,088

Japan — 2.4%

Japan Tobacco, Inc.(1)	53,500	2,143,242

Norway — 2.4%

Statoil ASA(1)	120,785	2,091,441

Russia — 4.0%

MMC Norilsk Nickel PJSC (OTC) ADR	106,858	1,428,692
Mobile TeleSystems PJSC ADR	245,389	2,031,821

		3,460,513

South Africa — 5.5%

MTN Group, Ltd.(1)	132,607	1,296,793
Sasol, Ltd.(1)	57,824	1,569,813
Vodacom Group, Ltd.(1)	171,266	1,958,748

		4,825,354

Sweden — 1.8%

Tele2 AB, Class B(1)	183,566	1,605,771

Switzerland — 2.2%

ABB, Ltd.(1)	98,948	1,948,931

Taiwan — 15.3%

Asustek Computer, Inc.(1)	198,000	1,636,068
AU Optronics Corp.(1)	5,307,462	1,815,886
Foxconn Technology Co., Ltd.(1)	607,138	1,431,019
Hon Hai Precision Industry Co., Ltd.(1)	678,000	1,744,562
Innolux Corp.(1)	5,161,000	1,742,327
MediaTek, Inc.(1)	209,925	1,602,936
Pegatron Corp.(1)	667,000	1,413,682
Siliconware Precision Industries Co., Ltd.(1)	1,347,000	2,068,733

		13,455,213

Turkey — 4.3%

Eregli Demir ve Celik Fabrikalari TAS(1)	1,374,560	1,952,341
Turkcell Iletisim Hizmetleri AS†(1)	485,426	1,787,896

		3,740,237

United Kingdom — 7.4%

Aberdeen Asset Management PLC(1)	349,327	1,349,964
BAE Systems PLC(1)	262,708	1,842,083
Unilever PLC(1)	44,221	2,121,152
William Hill PLC(1)	330,090	1,143,322

		6,456,521

Total Long-Term Investment Securities (cost $92,597,452)		85,467,111

REPURCHASE AGREEMENTS — 1.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $1,102,000)	$1,102,000	1,102,000

TOTAL INVESTMENTS — (cost $93,699,452) (5)	98.7%	86,569,111
Other assets less liabilities	1.3	1,125,092

NET ASSETS —	100.0%	$87,694,203

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $76,670,586 representing 87.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

OTC — Over the Counter

Industry Allocation*
Cellular Telecom	8.1%
Real Estate Operations & Development	6.2
Food-Retail	6.1
Electronic Components-Misc.	5.7
Computers	4.8
Oil Companies-Integrated	4.2
Metal-Diversified	3.6
Distribution/Wholesale	3.4
Public Thoroughfares	3.4
Telephone-Integrated	2.7
Finance-Other Services	2.5
Tobacco	2.4
Cosmetics & Toiletries	2.4
Semiconductor Components-Integrated Circuits	2.3
Coal	2.3
Steel-Producers	2.2
Machinery-Electrical	2.2
Oil-Field Services	2.2
Transport-Services	2.1
Aerospace/Defense	2.1
Power Converter/Supply Equipment	2.0
Computers-Periphery Equipment	2.0
Oil Companies-Exploration & Production	2.0
Machinery-General Industrial	1.9
Telecom Services	1.8
Electronic Components-Semiconductors	1.8
Explosives	1.7
Auto-Cars/Light Trucks	1.7
Metal-Copper	1.6
Multimedia	1.6
Retail-Consumer Electronics	1.6
Investment Management/Advisor Services	1.6
Circuit Boards	1.5
Retail-Apparel/Shoe	1.4
Gambling (Non-Hotel)	1.3
Repurchase Agreements	1.2
Electric-Generation	1.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of June 30, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$2,700,940	**	$0	$2,700,940
Brazil	5,336,012	—		—	5,336,012
Russia	3,460,513	—		—	3,460,513
Other Countries	—	73,969,646	**	—	73,969,646
Repurchase Agreements	—	1,102,000		—	1,102,000

Total Investments at Value	$8,796,525	$77,772,586		$0	$86,569,111

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 1.1%

IHI Corp.(1)	146,520	$392,445

Audio/Video Products — 2.9%

Alpine Electronics, Inc.(1)	33,800	328,874
Panasonic Corp.(1)	88,410	764,972

		1,093,846

Auto-Cars/Light Trucks — 2.9%

Suzuki Motor Corp.(1)	40,100	1,082,221

Auto-Heavy Duty Trucks — 5.6%

Hino Motors, Ltd.(1)	112,990	1,118,115
Isuzu Motors, Ltd.(1)	78,510	960,926

		2,079,041

Auto/Truck Parts & Equipment-Original — 7.4%

NGK Insulators, Ltd.(1)	39,012	783,282
NGK Spark Plug Co., Ltd.(1)	67,400	1,014,134
Sumitomo Electric Industries, Ltd.(1)	54,300	714,731
Toyota Industries Corp.(1)	5,960	235,712

		2,747,859

Chemicals-Specialty — 3.2%

Shin-Etsu Chemical Co., Ltd.(1)	20,482	1,194,752

Computer Services — 3.0%

SCSK Corp.(1)	29,680	1,102,654

Computers-Integrated Systems — 7.7%

Fujitsu, Ltd.(1)	516,995	1,894,514
Otsuka Corp.(1)	20,450	950,181

		2,844,695

Consulting Services — 0.3%

FreakOut, Inc.†(1)	1,900	123,754

Cosmetics & Toiletries — 0.8%

Kose Corp.(1)	3,620	303,788

Diversified Banking Institutions — 3.7%

Mitsubishi UFJ Financial Group, Inc.(1)	306,360	1,365,548

E-Commerce/Products — 2.5%

Rakuten, Inc.(1)	86,560	933,602

Electronic Components-Misc. — 4.4%

Hitachi High-Technologies Corp.(1)	33,206	904,478
Kyocera Corp.(1)	9,150	433,825
Minebea Co., Ltd.(1)	45,100	303,547

		1,641,850

Electronic Connectors — 1.0%

Japan Aviation Electronics Industry, Ltd.(1)	28,375	385,367

Food-Retail — 3.4%

Seven & i Holdings Co., Ltd.(1)	30,050	1,254,566

Human Resources — 3.2%

Recruit Holdings Co., Ltd.(1)	32,740	1,190,657

Insurance-Property/Casualty — 2.8%

Tokio Marine Holdings, Inc.(1)	30,880	1,021,488

Internet Content-Information/News — 0.8%

Mixi, Inc.(1)	7,610	311,648

Machinery-Electrical — 2.3%

Mitsubishi Electric Corp.(1)	72,745	862,550

Medical Instruments — 2.5%

Olympus Corp.(1)	25,280	940,515

Medical-Drugs — 1.0%

Eisai Co., Ltd.(1)	6,350	352,813

Metal Products-Fasteners — 0.4%

Tsubaki Nakashima Co., Ltd.(1)	14,050	159,604

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Oil Companies-Exploration & Production — 2.0%

Inpex Corp.(1)	95,080	741,769

Photo Equipment & Supplies — 3.5%

FUJIFILM Holdings Corp.(1)	33,820	1,306,927

Real Estate Operations & Development — 1.8%

Leopalace21 Corp.(1)	95,070	664,112

Retail-Automobile — 0.5%

USS Co., Ltd.(1)	10,970	179,925

Rubber-Tires — 5.6%

Toyo Tire & Rubber Co, Ltd.(1)	189,555	2,061,750

Telephone-Integrated — 11.4%

Nippon Telegraph & Telephone Corp.(1)	47,446	2,227,282
SoftBank Group Corp.(1)	35,593	2,013,672

		4,240,954

Television — 4.3%

Nippon Television Holdings, Inc.(1)	96,290	1,577,296

Toys — 1.6%

Bandai Namco Holdings, Inc.(1)	22,690	583,028

Transport-Rail — 3.3%

East Japan Railway Co.(1)	13,170	1,213,525

Travel Services — 1.0%

HIS Co., Ltd.(1)	11,300	363,869

Total Long-Term Investment Securities (cost $38,349,979)		36,318,418

REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount $859,000 collateralized by $830,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $878,349 (cost $859,000)	$859,000	859,000

TOTAL INVESTMENTS (cost $39,208,979) (4)	100.2%	37,177,418
Liabilities in excess of other assets	(0.2)	(57,232)

NET ASSETS	100.0%	$37,120,186

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $36,318,418 representing 97.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	97.9%
United States	2.3

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—		$0	$0
Other Industries	—	36,318,418	**	—	36,318,418
Repurchase Agreements	—	859,000		—	859,000

Total Investments at Value	$—	$37,177,418		$0	$37,177,418

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2016 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of June 30, 2016 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1.

However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2016, the repurchase agreements held by the Funds are subject to master netting provisions. See the Portfolio of Investments for more information about the Funds’ holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of June 30, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	0.44%	$1,102,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated June 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $252,517,000, a repurchase price of $252,517,070, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	08/15/2021	$195,355,000	$207,223,207
U.S. Treasury Notes	2.25	07/31/2021	47,135,000	50,344,139

Note 3. Federal Income Taxes

As of June 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$94,417,955	$39,598,448

Appreciation	3,882,031	1,553,500
Depreciation	(11,730,875)	(3,974,530)

Net unrealized appreciation (depreciation)	$(7,848,844)	$(2,421,030)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 26, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    August 26, 2016